Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 3,233	€ 2,761	€ 1,281
Total Research and development costs	5,200	4,487	2,231	[1]
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,889	1,575	822
Impairment and write-off of capitalized development expenditures	€ 78	€ 151	€ 128

[1]	Refer to Note 3, Scope of consolidation